Average Annual Total Returns{- Templeton Developing Markets VIP Fund} - FTVIP Class 2-66 - Templeton Developing Markets VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.70%	7.18%	3.69%	18.88%	6.01%	4.04%